UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549

                      FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
            MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-05240

     Selected Capital Preservation Trust
__________________________________________________________
     (Exact name of registrant as specified in charter)


Selected Capital Preservation Trust
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
__________________________________________________________
(Address of principal executive offices)	(Zip code)

Registrant's telephone number, including area code:

(800) 243-1575

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2012-06/30/2013

		SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly casued this report to be signed on its behalf by the undersigned,thereunto duly authorized.

     Selected Capital Preservation Trust
___________________________________________________________
              (Registrant)


Person signing this Report on Behalf of reporting Registrant:

Name:     Kenneth C Eich
Title:    Principal Executive Officer
Phone:    (520) 806-7600
Signature, Place, and Date of Signing:
Kenneth C Eich, Arizona  August 26, 2013

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05240
Reporting Period: 07/01/2012 - 06/30/2013
Selected Capital Preservation Trust


======================== SELECTED DAILY GOVERNMENT FUND ========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== END NPX REPORT